Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2012	2011
Land		$108,851	$108,468
Buildings	10-50	496,621	493,746
Equipment	2-10	306,925	312,975
Leasehold improvements	3-10	85,314	88,882
		888,860	895,603
Less - Accumulated depreciation
and amortization		472,684	471,083
Subtotal		416,176	424,520
Construction in progress		10,766	5,498
Total premises and equipment, net		$535,793	$538,486